Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Company’s Consolidated Subsidiaries, VIE and Subsidiaries of VIE	The following sets forth the Company’s consolidated subsidiaries, VIE and subsidiaries of VIE are as follows:
Subsidiaries	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Cheche Technology Inc. (“CCT”)	Cayman Islands, 2018	100%	Investment holding
Cheche Technology (HK) Limited (“Cheche HK”)	Hong Kong, China, 2018	100%	Investment holding
Cheche Technology (Ningbo) Co., Ltd. (“Cheche Ningbo” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”)	Ningbo, China, 2018	100%	Technical support and consulting services
Baodafang Technology Co., Ltd. (“Baodafang”)	Beijing, China, 2020	100%	Technology service and SaaS services
VIE	Place and year of incorporation	Percentage of direct or indirect economic interest	Principal activities
Beijing Che Yu Che Technology Co., Ltd. (“Beijing Cheche”)	Beijing, China, 2014	100%*	Technology service
Subsidiaries of VIE	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic interest	Principal activities
Cheche Insurance Sales & Service Co., Ltd. (“Cheche Insurance”)	Guangzhou, China, 2017	100%*	Insurance brokerage
Huicai Insurance Brokerage Co., Ltd.	Beijing, China, 2016	100%*	Dormant
Cheche Zhixing (Ningbo) Auto Service Co., Ltd.	Ningbo, China, 2019	100%*	Dormant
*	The WFOE has 100% beneficial interests in the consolidated VIE (including its subsidiaries).

Schedule of Consolidated Financial Statements	The following consolidated financial information of the VIE after the elimination of inter-company transactions between the VIE and its subsidiaries as of December 31, 2022 and 2023 and for the years ended December 31, 2021, 2022 and 2023 was included in the accompanying consolidated financial statements of the Group as follows:
	As of December 31,
	2022	2023
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	14,894	86,330
Restricted cash	5,000	-
Short-term investment	-	226
Accounts receivable, net	397,935	445,941
Prepayments and other current assets	38,784	41,695
Amounts due from intra-Group companies	26,336	4,575
Total current assets	482,949	578,767
Non-current assets:
Restricted cash	-	5,000
Property, equipment and leasehold improvement, net	1,456	1,221
Intangible assets, net	10,150	8,050
Right-of-use assets	6,955	7,067
Goodwill	84,609	84,609
Total non-current assets	103,170	105,947
TOTAL ASSETS	586,119	684,714
LIABILITIES
Current liabilities:
Accounts payable	216,318	283,547
Short-term borrowings	-	10,000
Contract liabilities	41	626
Salary and welfare benefits payable	52,218	57,878
Tax payable	2,767	624
Amounts due to related party	-	55,251
Accrued expenses and other current liabilities	11,545	11,504
Short-term lease liabilities	2,995	2,304
Amounts due to intra-Group companies	938	158,648
Total current liabilities	286,822	580,382
Non-current liabilities:
Deferred tax liabilities	2,538	2,013
Long-term lease liabilities	3,731	4,550
Amounts due to related party	59,932	-
Deferred revenue	1,432	1,432
Amounts due to intra-Group companies	385,838	244,471
Total non-current liabilities	453,471	252,466
TOTAL LIABILITIES (without recourse to the primary beneficiary)	740,293	832,848

Schedule of Operation
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net revenues
- earned from external parties	1,726,333	2,533,902	3,083,306
- earned from intra-Group companies	21,069	27,909	6,682
Total revenues	1,747,402	2,561,811	3,089,988
Cost of revenues and operating expenses
- arising from external parties transactions	(1,828,619)	(2,579,575)	(3,186,349)
- arising from intra-Group transactions	(437)	-	(1,651)
Total cost of revenues and operating expenses	(1,829,056)	(2,579,575)	(3,188,000)
Net loss	(71,515)	(23,589)	(100,142)

Schedule of Cashflow
	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash generated from transactions with intra-Group companies	24,000	17,200	35,000
Net cash (provided by)/generated from transactions with external parties	(147,000)	(86,816)	108,170
Net cash (used in)/generated from operating activities	(123,000)	(69,616)	143,170
Net cash used in transactions with external parties	(895)	(1,025)	(686)
Net cash used in investing activities	(895)	(1,025)	(686)
Net cash used in transactions with related parties	(21,328)	-	-
Net cash generated from/(used in) transactions with intra-Group companies	214,109	34,823	(63,485)
Net cash used in transactions with third-parties	(40,685)	(10,000)	(7,563)
Net cash generated from/(used in) financing activities	152,096	24,823	(71,048)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	-	1,074	-
Net increase/(decrease) in cash and cash equivalents	28,201	(44,744)	71,436